Post-employment benefits - Plan assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Post-employment benefits [Line Items]
Net defined benefit liability (asset) at beginning of period	€ 499
Increase (decrease) in net defined benefit liability (asset) resulting from interest expense (income)	(21)	€ (10)	€ (8)
Net defined benefit liability (asset) at end of period	516	499
Plan assets [member]
Post-employment benefits [Line Items]
Net defined benefit liability (asset) at beginning of period	1,122	1,380
Increase (decrease) in net defined benefit liability (asset) resulting from interest expense (income)	49	26
Increase in net defined benefit liability (asset) resulting from current service cost	1	1
Decrease (increase) in net defined benefit liability (asset) resulting from return on plan assets excluding interest income or expense	23	(254)
Decrease (increase) in net defined benefit liability (asset) resulting from contributions to plan by plan participants	3	4
Decrease (increase) in net defined benefit liability (asset) resulting from resulting from contributions to plan by employer	14	17
Decrease (increase) in net defined benefit liability (asset) resulting from payments from plan	104	95
Increase (decrease) in net defined benefit liability (asset) resulting from changes in foreign exchange rates, net defined benefit liability (asset)	(17)	45
Net defined benefit liability (asset) at end of period	€ 1,089	€ 1,122	€ 1,380